Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Balance Sheet Information of Discontinued Operations

As of December 31, 2018
ASSETS
Current assets:
Cash and cash equivalents	229
Restricted cash	2,435
Accounts receivable, net	16,761
Prepaid and other current assets	14,899
Total current assets associated with discontinued operations	34,324
Non-current assets:
Fixed assets, net	351
Intangible assets, net	47
Total non-current assets associated with discontinued operations	398

Total assets associated with discontinued operations	34,722

LIABILITIES
Current liabilities:
Payable to Changyou	72,319
Accounts payable	9,210
Receipts in advance and deferred revenue	4,378
Accrued salary and benefits	4,888
Accrued liabilities to suppliers	9,632
Tax payables	496
Other short-term liabilities	182
Total current liabilities associated with discontinued operations	101,105

Total liabilities associated with discontinued operations	101,105

Comprehensive Income Information of Discontinued Operations

	Year Ended December 31,
	2017	2018	2019(1)
Revenues	$91,419	$70,202	$37,323
Cost of revenues	84,944	89,233	43,857
Gross profit	6,475	(19,031)	(6,534)
Operating expenses:
Sales and marketing	22,622	20,288	8,807
General and administrative	3,833	4,965	18,583
Total operating expenses	26,455	25,253	27,390
Operating profit	(19,980)	(44,284)	(33,924)
Interest income	0	6	7
Other income /(expense), net	(39)	(557)	61
Income before income tax expense	(20,019)	(44,835)	(33,856)
Income tax expense	512	0	142

Net loss from discontinued operations, net of tax	(20,531)	(44,835)	(33,998)

Note (1):	Includes the financial results of the discontinued operations from January 1, 2019 to August 12, 2019.

Cash Flow Information of Discontinued Operations

	Year Ended December 31,
	2017	2018	2019(1)
Net cash provided by discontinued operating activities	$1,062	$3,422	$9,341
Net cash provided used in discontinued investing activities	(954)	(718)	(10,808)
Net cash provided by/(used in) discontinued financing activities	0	0	0

Note (1):	Includes the financial results of the discontinued operations from January 1, 2019 to August 12, 2019.